Assets and Liabilities - Commitments and Contingencies - Additional Information (Details) - Kreos Capital € in Millions	Aug. 27, 2019 EUR (€)
Commitments And Contingencies Line Item
Borrowings	€ 18.0
Tranche 1
Commitments And Contingencies Line Item
Borrowings	€ 9.0